                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999
                                                 ------------------------------
                                                    ----------
Check here if Amendment [ ]; Amendment Number:
                                                    ----------
This Amendment (Check only one.):     [   ] is a restatement.
                                      [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           John W. Glynn Jr. dba Glynn Capital
                Management
                ------------------------------------------
Address:        3000 Sand Hill Road, Bldg 4-235
                ------------------------------------------
                Menlo Park, CA 94025
                ------------------------------------------

                ------------------------------------------

Form 13F File Number: 28-
                          ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.       John Walter Glynn Jr.
            ---------------------------------------------
Title:
            ---------------------------------------------
Phone:      (650) 854-2215
            ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ John Walter Glynn Jr.                           Menlo Park, California                 February 15, 2000
------------------------------------------          ---------------------------------      ----------------------
            [Signature]                                        [City, State]                      [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
   -----------------       ------------------------------------------------
[Repeat as necessary.]


                                                                FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2          COLUMN 3       COLUMN 4             COLUMN 5            COLUMN 6          COLUMN 7
---------------------  -------------------   --------       --------      ----------------------   ------------     --------------

                                                            VALUE         SHRS OR      SH/  PUT/    INVESTMENT          OTHER
NAME  OF ISSUER        TITLE OF CLASS          CUSIP        (X$1000)      PRN AMT  PRN  CALL        DISCRETION          MANAGERS
---------------        --------------          -----       ---------      -------  ---  ----        ------------        --------

Abbott Laboratories             COM           002824100          1743            48000     SH          Defined             0

Accrue Software                 COM           00437W102         18345           338940     SH          Defined             0

Advanced Fibre Comm.            COM           00754A105          8803           197000     SH          Defined             0

Advent Software Corp.           COM           007974108         14034           217800     SH          Defined             0

Agile Software Corp.            COM           00846X105         40872           188148     SH          Defined             0

Alteon Web Systems              COM           02145A109         11505           131115     SH          Defined             0

Amazon.com                      COM           023132105          4948            65000     SH          Defined             0

Applied Imaging                 COM           03820G106           38             30000     SH          Defined             0

Ariba                           COM           04033v104          1774            10000     SH          Defined             0

ArthroCare Corp.                COM           043136100          1068            17500     SH          Defined             0


   COLUMN 1                             COLMN 8
---------------                  ---------------------

                                 VOTING AUTHORITY
NAME  OF ISSUER                   SOLE   SHARED NAME
---------------                  ------  ------ ----

Abbott Laboratories                   48000

Accrue Software                      338940

Advanced Fibre Comm.                 197000

Advent Software Corp.                217800

Agile Software Corp.                 188148

Alteon Web Systems                   131115

Amazon.com                            65000

Applied Imaging                       30000

Ariba                                 10000

ArthroCare Corp.                      17500

Aspect TeleCommuncts            COM           04523Q102         13017           332692     SH          Defined             0

Aspen Technology                COM           045327103          8077           305500     SH          Defined             0

BP Amoco PLC                    COM           055662104          1130            19054     SH          Defined             0

Berkshire Hathaway Class A      COM           084670108          842                15     SH          Defined             0

Berkshire Hathaway Class B      COM           084670207          1047              572     SH          Defined             0

C-Cube Microsystems             COM           125015107         16720           268600     SH          Defined             0

C/Net                           COM           125945105          9818           173000     SH          Defined             0

CAIS Internet, Inc.             COM           12476q102          5946           167500     SH          Defined             0

Career Builder, Inc.            COM           141684100          2310           358800     SH          Defined             0

Carrier Access                  COM           144460102          673             10000     SH          Defined             0

Celeritek, Inc.                 COM           150926103          780             40000     SH          Defined             0

Covad                           COM           222814204          5594           100000     SH          Defined             0

Critical Path                   COM           22674V100          1141            12094     SH          Defined             0


Aspect TeleCommuncts                 332692

Aspen Technology                     305500

BP Amoco PLC                          19054

Berkshire Hathaway Class A               15

Berkshire Hathaway Class B              572

C-Cube Microsystems                  268600

C/Net                                173000

CAIS Internet, Inc.                  167500

Career Builder, Inc.                 358800

Carrier Access                        10000

Celeritek, Inc.                       40000

Covad                                100000

Critical Path                         12094

Dayton Hudson                   COM           2397533106         2256            30720     SH          Defined             0

Digital Generation              COM           253921100          5507           772939     SH          Defined             0

E-Stamp Corporation             COM           269154100          674             30310     SH          Defined             0

E-Toys                          COM           297862104          1247            47500     SH          Defined             0

Echelon Corporation             COM           27874N105          1223            62500     SH          Defined             0

Electronic Arts                 COM           285512109         15470           184168     SH          Defined             0

Fogdog                          COM           344167101          475             50000     SH          Defined             0

General Electric                COM           369604103          2889            18672     SH          Defined             0

General Mills                   COM           370334104          477             13336     SH          Defined             0

Guidant Corporation             COM           401698105          1744            37113     SH          Defined             0

Haillburton Co.                 COM           406216101          403             10000     SH          Defined             0

IBM                             COM           459200101          2551            23616     SH          Defined             0

Incyte Pharmaceuticals          COM           45337C102          6636           110600     SH          Defined             0


Dayton Hudson                         30720

Digital Generation                   772939

E-Stamp Corporation                   30310

E-Toys                                47500

Echelon Corporation                   62500

Electronic Arts                      184168

Fogdog                                50000

General Electric                      18672

General Mills                         13336

Guidant Corporation                   37113

Haillburton Co.                       10000

IBM                                   23616

Incyte Pharmaceuticals               110600

Inhale Therapeutic Systems      COM           457191104          4980           117000     SH          Defined             0

Inktomi                         COM           457277101          6213            70000     SH          Defined             0

Innovasive Devices              COM           45766K104          783             97900     SH          Defined             0

Intel Corp.                     COM           458140100          4255            51696     SH          Defined             0

Intuit                          COM           461202103         22542           376100     SH          Defined             0

JDS uniphase corp.              COM           46612J101          4194            26000     SH          Defined             0

Johnson & Johnson               COM           478160104          752              8064     SH          Defined             0

Juniper Networks                COM           48203r104          2822             8300     SH          Defined             0

Legato Systems, Inc.            COM           524651106         16646           241900     SH          Defined             0

Linear Technology               COM           535678106         16030           224000     SH          Defined             0

MedicaLogic                     COM           584642102          8756           416945     SH          Defined             0

Micro Therapeutics              COM           59500W100          300             39000     SH          Defined             0

Millennium Pharm.               COM           599902103          7869           645000     SH          Defined             0


Inhale Therapeutic Systems           117000

Inktomi                               70000

Innovasive Devices                    97900

Intel Corp.                           51696

Intuit                               376100

JDS uniphase corp.                    26000

Johnson & Johnson                      8064

Juniper Networks                       8300

Legato Systems, Inc.                 241900

Linear Technology                    224000

MedicaLogic                          416945

Micro Therapeutics                    39000

Millennium Pharm.                    645000

Molecular Devices               COM           60851C107         10007           192433     SH          Defined             0

Netcentives, Inc.               COM           64108P101         21237           340813     SH          Defined             0

Oakwood Homes Corporation       COM           674098108           98             30624     SH          Defined             0

Opta Foods                      COM           68381N105          613            196150     SH          Defined             0

PMC-Sierra Inc.                 COM           69344F106          8016            50000     SH          Defined             0

Packeteer, Inc.                 COM           695210104          710             10000     SH          Defined             0

Pfizer, Inc.                    COM           717081103          2024            62400     SH          Defined             0

ProBusiness                     COM           742674104          7610           211400     SH          Defined             0

Project Software                COM           74339P101          8292           149400     SH          Defined             0

Proxim                          COM           744284100         12100           110000     SH          Defined             0

Quck Logic                      COM           74837P108          1327            80441     SH          Defined             0

Rambus                          COM           750917106          4383            65000     SH          Defined             0

Rouse Co.                       COM           779273101          223             10500     SH          Defined             0


Molecular Devices                    192433

Netcentives, Inc.                    340813

Oakwood Homes Corporation             30624

Opta Foods                           196150

PMC-Sierra Inc.                       50000

Packeteer, Inc.                       10000

Pfizer, Inc.                          62400

ProBusiness                          211400

Project Software                     149400

Proxim                               110000

Quck Logic                            80441

Rambus                                65000

Rouse Co.                             10500

Royal Dutch Petrol              COM           780257804          242              4000     SH          Defined             0

Schering-Plough                 COM           806605101          2678            63200     SH          Defined             0
z
Schlumberger Ltd.               COM           806857108          450              8000     SH          Defined             0

Siebel                          COM           826170102         14700           175000     SH          Defined             0

Transaction Systems             COM           893416107          4659           166400     SH          Defined             0

Vertex Pharm                    COM           92532F100          3479            99410     SH          Defined             0

Webvan                          COM           94845V103          2475           150000     SH          Defined             0


Royal Dutch Petrol                     4000

Schering-Plough                       63200

Schlumberger Ltd.                      8000

Siebel                               175000

Transaction Systems                  166400

Vertex Pharm                          99410

Webvan                               150000

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       7
                                         -------------------------------

Form 13F Information Table Entry Total:      69
                                             ---------------------------

Form 13F Information Table Value Total:      413242
                                             ---------------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File NumberName              Name
1             28-                                   Chester A. Siuda
------              ---------------------------     ------------------------------------------
2                                                   Crown Advisors, Ltd.
------              ---------------------------     ------------------------------------------
3                                                   David F. Bellet
------              ---------------------------     ------------------------------------------
4                                                   Crown Associates III, L.P.
------              ---------------------------     ------------------------------------------
5                                                   Crown Capital Management, Ltd.
------              ---------------------------     ------------------------------------------
6                                                   Crown-Glynn Advisors, Ltd.
------              ---------------------------     ------------------------------------------
7                                                   Crown-Glynn Associates, L.P.
------              ---------------------------     ------------------------------------------

[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------------
                                               ________
Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Chester A. Siuda
          -----------------------------
Address:  67 East Park Place, 8th Floor
          -----------------------------
          Morristown, NJ 07960-3945
          -----------------------------

          -----------------------------

Form 13F File Number: 28- -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.  Chester A. Siuda
       -------------------------------
Title:
       -------------------------------
Phone: (973) 734-0909
       -------------------------------

Signature, Place, and Date of Signing:

      /s/ Chester A. Siuda           Morristown, New Jersey    February 15, 2000
   ---------------------------      ------------------------   -----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number  Name

28-                   John W. Glynn Jr. dba Glynn Capital Management
     ------------     ----------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------
                                               ________
Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Crown Advisors, Ltd.
               ------------------------------------------
Address:       67 East Park Place, 8th Floor
               ------------------------------------------
               Morristown, NJ 07960-
               ------------------------------------------

               ------------------------------------------

Form 13F File Number: 28- ________________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.      Chester A. Siuda
           --------------------------------------------
Title:     President
           --------------------------------------------
Phone:     (973) 734-0909
           --------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Chester A. Siuda           Morristown, New Jersey    February 15, 2000
   ---------------------------      ------------------------   -----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-                             John W. Glynn Jr. dba Glynn Capital Management
    ------------------          ------------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------------
                                               ________
Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     David F. Bellet
          -----------------------------
Address:  The Lincoln Building, Suite 3405
          -----------------------------
          60 East 42nd Street
          -----------------------------
          New York, NY 10165
          -----------------------------

Form 13F File Number: 28- -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.   David F. Bellet
       -------------------------------
Title:  General Partner
       -------------------------------
Phone: (212) 808-5278
       -------------------------------

Signature, Place, and Date of Signing:

      /s/ David F. Bellet            New York, New York       February 15, 2000
   ---------------------------     ------------------------   -----------------
           [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-                             John W. Glynn Jr. dba Glynn Capital Management
    ------------------          ------------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                              -------------------

                                              ----------
Check here if Amendment [ ]; Amendment Number:
                                              ----------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Crown Associates III, L.P.
               ------------------------------------------
Address:       67 East Park Place, 8th Floor
               ------------------------------------------
               Morristown, NJ 07960-3945
               ------------------------------------------

               ------------------------------------------

Form 13F File Number: 28-
                          ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.   Chester A. Siuda
        --------------------------------------------
Title:  General Partner
        --------------------------------------------
Phone:  (973) 734-0909
        --------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Chester A. Siuda           Morristown, New Jersey    February 15, 2000
   ---------------------------      ------------------------   -----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28-                          John W. Glynn Jr. dba Glynn Capital Management
    ------------------      -----------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 21, 1999
                                                -----------------

                                                ----------
Check here if Amendment [ ]; Amendment Number:
                                                ----------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Crown Capital Management, Ltd.
               ------------------------------------------
Address:       67 East Park Place, 8th Floor
               ------------------------------------------
               Morristown, NJ 07960-3945
               ------------------------------------------

               ------------------------------------------

Form 13F File Number: 28-
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.      Chester A. Siuda
           --------------------------------------------
Title:     Managing Director
           --------------------------------------------
Phone:     (973) 734-0909
           --------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Chester A. Siuda           Morristown, New Jersey     February 15, 2000
   ---------------------------     ------------------------   -----------------
           [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-                             John W. Glynn, Jr. dba Glynn Capital Management
    ------------------          ------------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------

                                                ----------
Check here if Amendment [ ]; Amendment Number:
                                                ----------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Crown-Glynn Advisors, Ltd.
               ------------------------------------------
Address:       67 East Park Place, 8th Floor
               ------------------------------------------
               Morristown, NJ 07960-3945
               ------------------------------------------

               ------------------------------------------

Form 13F File Number: 28-
                          ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.      Chester A. Siuda
           --------------------------------------------
Title:     Managing Director
           --------------------------------------------
Phone:     (973) 734-0909
           --------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Chester A. Siuda           Morristown, New Jersey    February 15, 2000
   ---------------------------      ------------------------   -----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-                             John W. Glynn Jr. dba Glynn Capital Management
    ------------------          ------------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------

                                                ----------
Check here if Amendment [ ]; Amendment Number:
                                                ----------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Crown-Glynn Associates, L.P.
               ------------------------------------------
Address:       67 East Park Place, 8th Floor
               ------------------------------------------
               Morristown, NJ 07960-3945
               ------------------------------------------

               ------------------------------------------

Form 13F File Number: 28-
                          ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.      Chester A. Siuda
           --------------------------------------------
Title:     Managing Director
           --------------------------------------------
Phone:     (973) 734-0909
           --------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Chester A. Siuda           Morristown, New Jersey    February 15, 2000
   ---------------------------      ------------------------   -----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-                             John W. Glynn Jr. dba Glynn Capital Management
    ------------------          ------------------------------------------------
[Repeat as necessary.]